Income Taxes - Summary of Unrecognized Deductible Temporary Differences (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Property, plant and equipment	$ 7,413	$ 81,583
Intangible assets	183	(45,256)
Share issue costs	28,926	23,835
Investments	18,239	3,300
Lease liabilities	193,691	69,865
Financial obligations and other	2,300	4,100
Non-capital losses & scientific research and experimental development	490,326	220,596
Unrecognized deductible temporary differences	$ 741,078	$ 358,023